September 2 1 , 2011

VIA EDGAR and FEDERAL EXPRESS

Justin Dobbie
Legal Branch Chief
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stratus Media Group, Inc.
Registration Statement on Form S-1
Filed August 12, 2011
File No. 333-176298

Dear Mr. Dobbie:

By letter dated September 8, 2011, the staff (the “Staff”) of the Securities and Exchange Commission (“SEC) provided Stratus Media Group, Inc. (the “Company”) with comments to the Company’s Form S-1 filed on August 12, 2011.  This letter contains the Company’s responses to the Staff’s comments.  The numbered responses and the headings set forth below correspond to the numbered comments and headings in the Staff’s September 8, 2011 comment letter.

Concurrently with the delivery of this letter, the Company is filing via EDGAR pre-effective Amendment No. 1 to the Form S-1.  A copy of the amended Registration Statement, marked to show changes, is enclosed for your convenience.

In addition to the changes made in response to the Staff’s comments, the amended preliminary prospectus includes updated financials and related Management’s Discussion and Analysis together with the financial statements of ProElite, Inc.  The amended registration statement also now covers common shares issuable upon payment of preferred stock dividends, and includes an updated auditors’ consent for the Company and auditors’ consent for ProElite Inc. and an updated exhibit index.

General

1.
Please revise to name West Charitable Remainder Trust, Liberty Charitable Remainder Trust and River Charitable Remainder Trust as underwriters or provide us with your detailed legal analysis supporting the conclusion that they are not underwriters.

Mr. Justin Dobbie
September 2 1 , 2011

COMPANY RESPONSE

For the reasons set forth below, the Company respectfully submits that West Charitable Remainder Trust, Liberty Charitable Remainder Trust and River Charitable Remainder Trust (collectively, the “Trusts”) are not “underwriters” within the meaning of Section 2(a)(11) of the Securities Act of 1933, as amended (the “Securities Act”).

Section 2(a)(11) of the Securities Act defines an “underwriter” as “any person who has purchased from an issuer with a view to, or offers or sells for an issuer in connection with, the distribution of any security, or participates or has a direct or indirect participation in any such undertaking, or participates in or has a participation in the direct or indirect underwriting of any such undertaking.”

The Company has considered whether the Trusts are statutory underwriters, taking into account the background and guidance discussed below, and concluded that the facts support a determination that the Trusts did not acquire securities from the Company with a view to distribution, that they are not offering or selling for the Company in connection with a distribution, and that the Trusts are not statutory underwriters. Rather, it is the Company’s view that each of the Trusts has acquired securities from the Company for purposes of a long-term investment.

Background

On May 24, 2011, the Company completed a private placement in which it sold to eight accredited investors (the “Investors”), including the Trusts, an aggregate of shares of 8,700 Series E Preferred Stock (the “Series E Preferred Shares”), A Warrants (the “A Warrants”) to purchase an aggregate of 21,750,000 shares of the Company’s common stock (the “Common Stock”) and B Warrants (the “B Warrants,” together with the A Warrants, the “Warrants”) to purchase an aggregate of 10,875,000 shares of the Company’s Common Stock. The Company received gross proceeds of $8,700,000.

The Series E Preferred Shares bear a dividend of 5% per annum, payable quarterly in cash, or, if the dividend shares are registered for resale, in shares of Common Stock. The effective conversion rate for the Preferred Shares is $0.40 per share of Common Stock, subject to full ratchet anti-dilution protection. The Series E Preferred Shares have voting rights on an as-converted to Common Stock basis, with the holders (subject to certain exceptions) having the right to elect two members to the Company’s Board of Directors for so long as at least 50% of the total number of the Series E Preferred Shares are outstanding, and the right to elect one member to the Company’s Board of Directors for so long as least 25% but less than 50% of the total number of the Series E Preferred Shares are outstanding. The Company is required to redeem any unconverted Series E Preferred Shares on the fifth anniversary of the date of first issuance of the Series E Preferred Shares, and have the right to require conversion at any time if the average daily trading value for any twenty consecutive trading days exceeds $250,000 and the weighted average price per share is at least $2.50 for each of those twenty consecutive trading days. To secure the Company’s obligation to redeem the Series E Preferred Shares, the Company has entered into a Security Agreement, dated May 24, 2011, pursuant to which it agreed to grant the holders of the Series E Preferred Shares a first priority security interest in all of the Company’s assets.

Mr. Justin Dobbie
September 2 1 , 2011

The Series E Preferred Shares and the Warrants were issued pursuant to the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated thereunder. According to information provided to the Company by the Trusts, each of the Trusts is an accredited and/or financially sophisticated investor who took for investment and without a view towards distribution. In addition, each of the Trusts made extensive representations and warranties in the purchase agreements regarding its investment intent, including representations that each Trust was purchasing its securities for its own account, for investment purposes and not for the purpose of effecting any distribution of the securities in violation of the Securities Act. Furthermore, each of the Trusts represented that it was acting individually and not as a group, and that each Trust had made its own independent decision to purchase securities in the transactions.

The Company has filed a Registration Statement with the Securities and Exchange Commission (the “Commission”) seeking to register an aggregate of 64,412,500 shares of Common Stock, which equals the total number underlying shares of Common Stock issuable upon conversion of the Series E Preferred Shares or as payment of dividends and the exercise of the Warrants.  The shares of Common Stock covered by the Registration Statement represent approximately 82% of the shares outstanding immediately prior to the offering.

The Registration Statement relates to the resale of the Common Stock by the Investors or successor holders from time to time under Rule 415.

Analysis

The Staff has concluded that whether a selling stockholder is an underwriter is a question of fact. The Division of Corporate Finance’s guidance in Compliance and Disclosure Interpretation 128.04 provides that the determination of whether a purchaser of securities is an underwriter with respect to resales of such securities “depends on the facts and circumstances of the particular case.” The Division of Corporate Finance has issued further guidance in Compliance and Disclosure Interpretation 612.09 that provides the following factors that should be considered when evaluating the facts and circumstances of whether a selling security holder is actually acting as an underwriter selling on behalf of an issuer: “how long the selling shareholders have held the shares, the circumstances under which they received them, their relationship to the issuer, the amount of shares involved, whether the sellers are in the business of underwriting securities, and finally, whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.”

Mr. Justin Dobbie
September 2 1 , 2011

The Company believes that the following analysis clearly establishes that the Trusts are not acting as underwriters for the Company.

How Long the Seller has Held the Securities

The Company advises the Commission that the Trusts will likely be required to hold their securities for an extended period of time.

Of the 64,412,500 shares being registered for resale, none represent actual shares of Common Stock outstanding as of the date hereof, but instead shares of Common Stock that are merely issuable upon conversion or exercise of the Series E Preferred Shares and Warrants. Absent an increase in the Company’s trading price and trading volume, these investors will remain at full economic risk for loss of their investment and such shares might never be issued or ever resold under the Registration Statement.

The Company respectfully submits that this thin trading volume in the Common Stock will require the Trusts to continue to hold their securities which are convertible or exercisable into shares of Common Stock for an extended period of time even if all of the underlying shares of Common Stock issuable in the private placement are registered for re-sale on behalf of the Investors pursuant to Rule 415.

The Circumstances Under Which the Seller Received the Securities

As described above, the securities convertible into or exercisable for the shares of Common Stock covered by the Registration Statement were issued in a valid private placement that complied in all respects with Section 4(2) of the Securities Act and Regulation D promulgated thereunder and should not equate to an intent to distribute.

Mr. Justin Dobbie
September 2 1 , 2011

Unlike in an underwritten offering, the Trusts have not, and will not, receive a commission or any other remuneration from the Company if and when any of the Trusts sells the shares of Common Stock. Furthermore, the Trusts will retain all proceeds to the extent they sell shares of Common Stock and the Company will not obtain any direct or indirect benefit from any amounts received from those sales other than through the exercise price of the Warrants if and when they are exercised.

In addition, the Company respectfully submits that the thin trading volume in the Common Stock would severely limit any attempt to distribute the shares of Common Stock because the market simply could not absorb that many shares, even if registered. For example, if the holders of the shares of Common Stock to be registered pursuant to the Registration Statement attempted to liquidate their positions in the Common Stock in the open market and no other person sold a single share of Common Stock, it would take them several years to do so at that daily trading volume.  Alternatively, if such holders accounted for half of that daily trading volume, it would still take them years to liquidate their positions in the Common Stock in the open market.  In light of the thin daily trading volume in the Common Stock, the Company does not believe that any of the Trusts purchased the securities for the purpose of making a distribution of the shares of Common Stock. The Company further believes that the Trusts are locked into their investments for an extended period of time, regardless of whether the re-sale of their shares of Common Stock is registered.

Furthermore, there is no evidence that a distribution would occur if the Registration Statement is declared effective. Under the Commission’s rules, a “distribution” requires special selling efforts. Rule 100(b) of Regulation M defines a “distribution” as “an offering of securities, whether or not subject to registration under the Securities Act, that is distinguished from ordinary trading transactions by the magnitude of the offering and the presence of special selling efforts and selling methods.”

Accordingly, the Company respectfully submits that the mere size of a potential offering does not make a proposed sale a “distribution” because special selling efforts and selling methods must be employed before an offering constitutes a distribution. The Company has no evidence that any special selling efforts or selling methods (e.g., road shows) have taken place or would take place if all of the shares of Common Stock issuable in the private placement were registered pursuant to the Registration Statement, or that the Trusts have any plan to act in concert to effect a distribution of their shares of Common Stock. The Trusts have advised the Company that they have not conducted any road shows or taken any other actions to condition or “prime” the market for their shares of Common Stock. To do so would, among other things, violate the detailed representations and warranties made by each of Trusts in the purchase agreement that each Trust was purchasing its securities for investment and not with a view to making a distribution in violation of the Securities Act.

Mr. Justin Dobbie
September 2 1 , 2011

Relationship to the Issuer

As disclosed in the section “Relationship with Selling Securityholders” on page 45 in the Registration Statement, none of the Trusts had any position, office or other material relationship with the Company or any of its affiliates.

The Company acknowledges that the Trusts and its control persons may be deemed affiliates of the Company by virtue of their ownership percentage in the Company and its designation of members of the Company’s Board of Directors through ownership of Series E Preferred Shares. The Company notes, however, that the Staff has recognized on several occasions that affiliates of an issuer are not necessarily conduits for the issuer in a registered offering.

In the Staff’s Compliance and Disclosure Interpretations published on January 26, 2009, the Staff responded to Question 212.15 regarding whether affiliates of the issuer may rely on Rule 415(a)(1)(i) to register secondary offerings. The response states, in relevant part, that:

“Aside from parents and subsidiaries, affiliates of issuers are not necessarily treated as being the alter egos of the issuers. Under appropriate circumstances, affiliates may make offerings which are deemed to be genuine secondaries.”

Similarly, Interpretation D.44 of the Staff’s Telephone Interpretation Manual describes a situation in which the holder of a significant majority of the outstanding stock of an issuer is able to effect a valid secondary offering. The interpretation states, in relevant part, that:

“A controlling person of an issuer owns a 73% block. That person will sell the block in a registered ‘at-the-market’ equity offering. Rule 415(a)(4), which places certain limitations on ‘at-the-market’ equity offerings, applies only to offerings by or on behalf of the registrant. A secondary offering by a control person that is not deemed to be by or on behalf of the registrant is not restricted by Rule 415(a)(4).”

Mr. Justin Dobbie
September 2 1 , 2011

These interpretive positions make clear that an affiliate of an issuer can effect a valid secondary offering of the issuer’s shares, even where the affiliate’s ownership percentage is well in excess of the 34.4% that the Trusts collectively would own upon conversion or exercise of the Series E Preferred Shares and Warrants.

The Amount of Shares Involved

Of the 64,412,500 shares being registered for resale, none represent actual shares of Common Stock outstanding as of the date hereof, but instead shares of Common Stock that are issuable upon conversion or exercise of the Series E Preferred Shares and Warrants or payment of dividends on the Preferred Stock.  Absent an increase in the Company’s trading price and trading volume, these investors will remain at full economic risk for loss of their investment and such shares might never be issued or ever resold under the Registration Statement.

In a no-action letter issued to the American Council of Life Insurance (American Council of Life Insurance, SEC No-Action Letter, publicly available May 10, 1983), the Staff addressed purchases of large blocks of securities by institutional investors. In that no-action letter, the Staff noted that underwriter status depends on all of the facts and circumstances surrounding a particular transaction and stated that insurance companies and similar institutional investors generally should not be deemed to be underwriters with regard to the purchase of large amounts of securities, provided such securities are acquired in the ordinary course of their business from the issuer and that the investors have no arrangement with any person to participate in the distribution of such securities. Similarly, the Trusts should not be considered underwriters solely because they purchased a large block of securities from the Company. As discussed in detail above, each of the Trusts has advised the Company that it acquired the Warrants and Series E Preferred Shares from the Company in the ordinary course of its business and has no arrangement with the Company or any other person to participate in a distribution of the Common Stock. As the American Council of Life Insurance argued before the Staff, to impose underwriter status on the Trusts merely because they may acquire a large block of the Common Stock as a result of their investment in the private placement is not consistent with the purposes of the Securities Act and could have the effect of inhibiting the Trusts and other similar investors from investing in other companies, thereby limiting these companies’ access to capital.

Mr. Justin Dobbie
September 2 1 , 2011

Whether the Seller is the Business of Underwriting Securities

Isaac Blech is the sole trustee of each of the Trusts and has the sole voting and dispositive power over each of the Trusts. As set forth in the Schedule 13D, Mr. Blech is a private investor and not in the business of underwriting securities. In addition, each of the Trusts made extensive representations and warranties in the purchase agreements regarding its investment intent, including representations that each Trust was purchasing its securities for its own account, for investment purposes and not for the purpose of effecting any distribution of the securities in violation of the Securities Act. Furthermore, each of the Trusts represented that it was acting individually and not as a group, and that each Trust had made its own independent decision to purchase securities in the private placement. The Company has no basis to believe that those representations are untrue.

Whether the Seller is Acting as a Conduit for the Issuer

The Company respectfully submits that the facts and analysis provided above do not support a conclusion that the Trusts are engaged in a distribution and are acting as conduits for the Company. In addition, none of the Trusts are in the business of underwriting securities and there is no evidence to suggest that the Trusts are acting in concert to effect a coordinated distribution of the shares of Common Stock.

Conclusion

Based on the totality of the circumstances, the Trusts are not acting as underwriters as they did not purchase the Warrants and Series E Preferred Shares with a view to distributing the securities or for the purposes of offering or selling the securities on behalf of the Company, nor have the Trusts participated, directly or indirectly, in any such undertaking. Based upon all the circumstances of the transaction, including the factors set forth in Compliance and Disclosure Interpretation 612.09, we respectfully submit to the Staff that the Trusts are not, and should not be considered, “underwriters” under Section 2(a)(11) of the Securities Act with respect to the resale of the Common Stock acquired by it in the private placement.

Exhibit 5.1

2.	Refer to the second paragraph. Please revise to delete the assumption that all documents have been fully executed and delivered.

Mr. Justin Dobbie
September 2 1 , 2011

COMPANY RESPONSE

We have made the requested change.

3.	Refer to the fourth paragraph. Please delete the statement that the opinion may not be “relied upon by any other person.” It is inappropriate to limit the reliance with respect to person.

COMPANY RESPONSE

We have made the requested change.

4.
Refer to the first sentence of the fifth paragraph.  Please revise to clarify that the Conversion Shares, when issued, will be validly issued, fully paid and nonassessable, as opposed to “are” validly issued, fully paid and non assessable.

COMPANY RESPONSE

We have made the requested change.

Please direct questions regarding this response letter to the undersigned at 310-789-1290.

Very truly yours,

/s/ David L. Ficksman

DLF:tms

Cc:	Charles Bearchell
John Moynahan
Paul Feller